Financial Result - Schedule Of Financial Result (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial result [abstract]
Interest and expenses on assets and liabilities	R$ 1,082,256	R$ 866,895	R$ 776,470